S000004427 [Member] Annual Fund Operating Expenses - Small-Cap Value Fund - Class N	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.90%

[1]	The Management Fee is comprised of a base fee, which is applied to the Fund’s average annual net assets, and a performance adjustment, which adjusts the fee upward or downward depending on the Fund’s performance relative to the Russell 2000 Value Index over a rolling five-year performance period, and is applied to the Fund’s average daily net assets over this same period. No performance adjustment will be made to the fee if the cumulative difference between the Fund’s performance and that of the Index does not exceed a specified threshold over the performance period. As a result, the Management Fee may change from year to year. For further information, please see the section “Management of the Fund.”